6. Key accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Key Accounting Estimates And Judgments
Key accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and on other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future.  The resulting accounting estimates, by definition, may differ from actual results.  The estimates and assumptions that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below:

(a)              Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts in an amount that Management considers sufficient to cover expected losses (see Note 9 (c)), based on an analysis of trade receivables, in accordance with the accounting policy stated in Note 3.4.

The methodology for determining the allowance for doubtful accounts receivable requires significant estimates, considering a number of factors including historical receipt experience, current economic trends, estimates of forecast write-offs, the aging of the accounts receivable portfolio.  While the Company believes that the assumptions used are reasonable, actual results could be different.

(b)              Intangible assets arising from concession and program contracts

The Company recognizes as intangible assets arising from concession agreements.  The Company estimates the fair value of construction and other work on the infrastructure to recognize the cost of the intangible asset, which is recognized when the infrastructure is built and provided that it will generate future economic benefits.  The great majority of the Company's contracts for service concession arrangements entered with each grantor is under service concession agreements in which the Company has the right to receive, at the end of the contract, a payment equivalent to the unamortized asset balance of the concession intangible asset, which in this case, are amortized over the useful life of the underlying physical assets, thus at the end of the contract, the remaining value of the intangible would be equal to the residual value of the related fixed asset.

Concession intangible assets under Concession agreements and Program contracts, in which, at the end of the contract, the Company has no right to receive a payment equivalent to the unamortized asset balance of the concession intangible, are amortized on a straight-line basis over the useful life of asset or contract period, which occurs first.  Additional information on the accounting for intangible assets arising from concession agreements are described in Notes 3.8 and 14.

The recognition of fair value for the intangible assets arising on concession agreements is subject to assumptions and estimates, and the use of different assumptions could affect the balances recorded.  Different assumptions and estimates and changes in the useful lives of the intangible assets may have relevant impacts on the results of operations.

(c)              Pension benefits

The Company sponsors the defined benefit plan and the defined contribution plan, as described in Note 20.

The liability recognized in the balance sheet in relation to defined benefit pension plans is the present value of defined benefit obligation on the balance sheet date, less the fair value of plan assets.  The benefit obligation is calculated yearly by independent actuaries, applying the projected credit unit method.  The present value of defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates compatible with the market, which are denominated in currency in which benefits will be paid and with maturity terms close to those of corresponding pension plan obligation. Additional information related to pension benefits are described in Note 20.

(d)             Deferred income tax and social contribution

The Company recognizes and settles taxes on income based on the results of operations verified according to the Brazilian Corporation Law, taking into consideration the provisions of the tax laws.  Pursuant to IAS 12, the Company recognizes deferred tax assets and liabilities based on the differences between the accounting balances and the tax bases of assets and liabilities.

The Company regularly reviews the recoverability of deferred tax assets and recognizes a provision for impairment if it is probable that these assets will not be realized, based on the historic taxable income, in the projection of future taxable income and the estimated period of reversing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in provision for impairment of all or a significant amount of deferred tax assets. Additional information related to taxes are described in Note 18.

(e)              Provisions

The Company is party to a number of legal proceedings involving significant claims. These legal proceedings include, but are not limited to, tax, labor, civil, environmental, disputes with customers and suppliers. The Company recognizes a provision for lawsuits when it has a present obligation (legal or constructive) arising from a past event, it is probable that an outflow of resources embodying economic benefits will be necessary to settle the liability and the amount of such obligation can be reliable estimated.  Judgments regarding future events may differ significantly from actual estimates and could exceed the amounts provisioned.  Provisions are revised and adjusted to take into consideration changes in circumstances involved. Additional information of these legal proceedings are disclosed in Note 19.